Note 10 - Stock Incentive Plan	6 Months Ended
Jun. 30, 2025
Notes to Financial Statements
Share-Based Payment Arrangement [Text Block]

10. Stock Incentive Plan

A summary of the status of the Company’s unvested shares as of January 1, 2025, and changes during the six-month period ended June 30, 2025, are presented below:

Unvested Shares	Shares	Weighted-Average Grant-Date Fair Value
Unvested on January 1, 2025	89,393	33.78
Granted	-	-
Vested	-	-
Forfeited	-	-
Unvested on June 30, 2024	89,393	33.78

As of June 30, 2025, there was $1,646,691 of total unrecognized compensation cost related to unvested share-based compensation arrangements granted. That cost is expected to be recognized over a weighted-average period of 0.83 years. The share-based compensation recognized relating to the unvested shares was $711,121 and $1,023,848 for the six-month periods ended June 30, 2024 and 2025, respectively, and is included within “General and administrative expenses” in the unaudited condensed consolidated statements of comprehensive income.

The unvested shares will accrue dividends as declared which will be retained by the Company until the shares vest at which time they are payable to the grantee. As of June 30, 2025 the unvested restricted shares accrued dividends of $237,245, presented as “Accrued dividends” in the unaudited condensed consolidated balance sheet. As unvested restricted share grantees accrue dividends on awards that are expected to vest, such dividends are charged to retained earnings.